Schedule of Investments ─ NYLI Merger Arbitrage ETF
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 85.6%

Communication Services — 6.8%
Frontier Communications Parent, Inc.*	317,990	$11,682,952
HKBN Ltd.	7,831,896	4,978,492
Total Communication Services		16,661,444

Consumer Discretionary — 15.2%
Deliveroo PLC*	2,299,495	5,395,289
Dowlais Group PLC	7,814,311	7,269,752
Foot Locker, Inc.*(a)	265,420	6,646,117
Just Eat Takeaway.com NV*	418,915	9,608,516
Playa Hotels & Resorts NV*(b)	393,738	–
Skechers USA, Inc., Class A*	133,195	8,424,584
Total Consumer Discretionary		37,344,258

Consumer Staples — 13.1%
Kellanova	141,691	11,311,192
SpartanNash Co.	156,242	4,146,663
Walgreens Boots Alliance, Inc.(c).	1,066,154	12,410,033
Welcia Holdings Co., Ltd.	258,816	4,357,884
Total Consumer Staples		32,225,772

Energy — 13.6%
Parkland Corp.	285,327	8,071,418
Santos Ltd.	1,767,353	8,955,335
Sitio Royalties Corp., Class A	303,996	5,523,607
Subsea 7 SA	557,042	10,920,642
Total Energy		33,471,002

Financials — 10.1%
AvidXchange Holdings, Inc.*	355,401	3,504,254
Bridge Investment Group Holdings, Inc., Class A	359,812	3,684,475
Cantaloupe, Inc.*	94,414	1,045,163
HarborOne Bancorp, Inc.	57,488	680,083
Mr Cooper Group, Inc.*	54,894	8,548,093
Pacific Premier Bancorp, Inc.	222,448	4,820,448
ProAssurance Corp.*	108,842	2,586,086
Total Financials		24,868,602

Health Care — 2.0%
Andlauer Healthcare Group, Inc.	78,250	2,999,711
Cross Country Healthcare, Inc.*	47,585	640,018
CureVac NV*	152,870	823,969
Vigil Neuroscience, Inc.*	55,277	444,980
Total Health Care		4,908,678

Industrials — 13.1%
Chart Industries, Inc.*	49,017	9,746,050
Dun & Bradstreet Holdings, Inc.	1,034,703	9,415,798
GMS, Inc.*	58,992	6,467,883
MRC Global, Inc.*	226,415	3,323,772
NV5 Global, Inc.*	147,598	3,313,575
Total Industrials		32,267,078

Information Technology — 4.9%
Alphawave IP Group PLC*(a)	1,905,711	4,362,915
Informatica, Inc., Class A*	307,940	7,606,118
Total Information Technology		11,969,033

Materials — 3.4%
Adriatic Metals PLC*(a)	611,420	2,239,936
MAC Copper Ltd.*	161,399	1,941,630
MAG Silver Corp.	208,650	4,260,633
Total Materials		8,442,199

	Shares	Value
Common Stocks (continued)

Utilities — 3.4%
TXNM Energy, Inc.	149,602	$8,495,898

Total Common Stocks
(Cost $203,501,780)		210,653,964

Exchange Traded Vehicles — 8.4%

Fixed Income Fund — 8.4%
iShares Short Treasury Bond ETF(a)	97,727	10,790,038
SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	109,075	10,007,631

Total Exchange Traded Vehicles
(Cost $20,784,276)		20,797,669

Rights — 0.1%

Health Care — 0.1%
Chinook Therapeutics, Inc.*(b)	435,560	130,668
Epizyme, Inc.*(b)	1,957,185	39,144
Supernus Pharmaceuticals, Inc.*(b)	333,265	19,996

Total Rights
(Cost $0)		189,808

Short-Term Investments — 4.5%

Money Market Funds — 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(d)(e)	2,029,502	2,029,502
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	9,150,468	9,150,468

Total Short-Term Investments
(Cost $11,179,970)		11,179,970

Total Investments — 98.6% (Cost $235,466,026)		242,821,411
Other Assets and Liabilities, Net — 1.4%		3,348,797
Net Assets — 100.0%		$246,170,208

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,031,851; total market value of collateral held by the Fund was $7,336,411. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,306,909.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $6,739,560.
(d)	Reflects the 1-day yield at July 31, 2025.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Merger Arbitrage ETF (continued)
July 31, 2025 (unaudited)

Total Return Swap contracts outstanding at July 31, 2025:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Acuren Corp.	Morgan Stanley	1-Day FEDEF - 3.58%	2/03/2026	Monthly	$(2,017,105)	$–
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(3,064,657)	–
Apollo Global Management, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(3,706,096)	–
BioNTech SE	Morgan Stanley	1-Day FEDEF - 0.78%	2/03/2026	Monthly	(872,793)	–
Columbia Banking System, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(4,848,988)	–
DNOW, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(3,340,032)	–
DPM Metals Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	4/06/2027	Monthly	(1,556,419)	(4)
Eastern Bankshares, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(534,925)	–
Pan American Silver Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(4,260,676)	–
Rocket Cos., Inc.	Morgan Stanley	1-Day FEDEF - 6.53%	2/03/2026	Monthly	(8,927,461)	–
Saipem SpA	Morgan Stanley	1-Day FEDEF - 0.50%	5/07/2027	Monthly	(9,916,893)	(46)
Sunoco LP	Morgan Stanley	1-Day FEDEF - 8.83%	2/03/2026	Monthly	(4,668,551)	–
Tsuruha Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.40%	5/11/2027	Monthly	(4,317,639)	1
Viper Energy, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(5,563,662)	–
						$(49)

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $6,739,560 at July 31, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Fund pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of July 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$210,653,964	$—	$—	(i)	$210,653,964
Exchange Traded Vehicles	20,797,669	—	—		20,797,669
Rights	—	—	189,808	(i)	189,808
Short-Term Investments:
Money Market Funds	11,179,970	—	—		11,179,970
Total Investments in Securities	242,631,603	—	189,808		242,821,411
Other Financial Instruments:(j)
Swap Contracts	—	1	—		1
Total Investments in Securities and Other Financial Instruments	$242,631,603	$1	$189,808		$242,821,412

Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	—	(50)	—		(50)

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $189,808, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.